Income taxes - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Changes in estimates related to prior years	€ (187)	€ 2,051	€ 1,077
Applicable tax rate	14.40%	14.50%	14.50%
Deductible temporary differences for which no deferred tax asset is recognised	€ 2,696,009	€ 2,190,774
Sportradar Group AG Switzerland
Income taxes
Applicable tax rate	14.40%	14.50%	14.50%
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	€ 2,500,000	€ 2,100,000
Norway
Income taxes
Changes in estimates related to prior years		€ 2,051
Switzerland
Income taxes
Applicable tax rate			14.50%	9.00%
Tax rate applied for measuring deferred tax assets and liabilities				14.50%
Tax free set up				€ 1,948,000
Impairment of tax step-up	5,300
Deferred tax asset tax step up	€ 10,300			€ 17,000